CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 67,707	$ 5,046
Accounts receivable on completed projects	105,187	46,985
Accounts receivable on incomplete projects	184,212
Inventory	53,950	38,127
Total Current Assets	411,056	90,158
Fixed Assets
Vehicles, office furniture & equipment – net of accumulated depreciation	36,538	21,941
Other Assets
Investment in long term leases	10,512	11,281
Security deposits	2,700	2,700
Total Other Assets	13,212	13,981
Total Assets	460,806	126,080
Current liabilities
Accounts payable and accrued expenses	549,611	496,991
Excess billing on contracts in progress	85,777	83,813
Notes payable – merchant loans	53,362	96,338
Derivative liability on convertible debentures	74,848	178,013
Notes payable officers and affiliates	169,549	187,826
Convertible debentures – net of discount	0	187,236
Note payable non affiliate	49,563	0
Preferred stock series C	189,680	0
Current portion of long term debt	7,628	0
Total Current Liabilities	1,180,018	1,230,217
Long term debt, net of current portion	18,670	0
Total Liabilities	1,198,688	1,230,217
Commitments and contingencies	0	0
Stockholders’ Deficit:
Common stock, 5,000,000,000 shares authorized, $0.001 par value, 31,886,289, and 6,248,507 issued and outstanding at December 31, 2018 and December 31, 2017, respectively	31,886	6,249
Common shares sold not issued – 870,000 at December 31, 2018 and 1,858,414 at December 31, 2017	870	256,237
Additional paid-in capital	4,379,793	3,158,541
Accumulated deficit	(5,180,431)	(4,540,163)
Total Stockholders’ Deficit	(737,882)	(1,104,137)
Total Liabilities and Stockholders’ Deficit	460,806	126,080
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, 100,000,000 shares authorized, $0.001 par value, and 30,000,000 shares issued and outstanding at December 31, 2018 and 15,000,000 at December 31, 2017	$ 30,000	$ 15,000